FAIR VALUE MEASUREMENTS - Fair Value Measurements On A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Asset
Derivative assets	$ 6,563	¥ 45,569	¥ 445
Available-for-sale investments	$ 31,534	218,940	75,670
Liabilities
Derivative liabilities			14,336
Recurring
Asset
Derivative assets		45,569	445
Available-for-sale investments		218,940	75,670
Total		264,509	76,115
Liabilities
Derivative liabilities			14,336
Total			14,336
Recurring | Level 2
Asset
Derivative assets		45,569	445
Available-for-sale investments		218,940	75,670
Total		¥ 264,509	76,115
Liabilities
Derivative liabilities			14,336
Total			¥ 14,336